Filed pursuant to Rule 497(j)

Registration Nos. 333-210186 and 811-23147

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

January 4, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 442 to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to FT Vest Fund of Buffer ETFs, FT Vest Fund of Deep Buffer ETFs, FT Vest Buffered Allocation Defensive ETF, FT Vest Buffered Allocation Growth ETF, FT Vest Fund of Nasdaq-100® Buffer ETFs, FT Vest Nasdaq-100® Buffer ETF – March, FT Vest Nasdaq-100® Buffer ETF – June, FT Vest Nasdaq-100® Buffer ETF – September, FT Vest Nasdaq-100® Buffer ETF – December, FT Vest International Equity Buffer ETF – March, FT Vest International Equity Buffer ETF – June, FT Vest International Equity Buffer ETF – September and FT Vest International Equity Moderate Buffer ETF – December, each a series of the Registrant. Post-Effective Amendment No. 442 was filed electronically with the Securities and Exchange Commission on December 29, 2023.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrsion C. Warren
Morrison C. Warren

Enclosures